..........................
                                                             OMB Approval
                                                      ..........................
                                                      ..........................
                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2007

              Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.):
              [ ] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Noonday G.P. (U.S.), L.L.C.
                              227 West Trade Street
                                   Suite 2140
                               Charlotte, NC 28202

                       c/o Farallon Capital Management, L.L.C.
                                  One Maritime Plaza
                                      Suite 2100
                            San Francisco, California 94111

                           Form 13F File Number: 028-11404

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                      Farallon Capital Management, L.L.C.
                                Mark C. Wehrly
                                Managing Member
                                 (415) 421-2132



                               /s/ Mark C. Wehrly
                            _________________________
                            San Francisco, California
                                  May 15, 2007



                                  Report Type:
                                   13F Notice



               List of Other Managers Reporting for this Manager:
                         Noonday Asset Management, L.P.
                          Form 13F File Number 028-11402